Taxation (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Taxes [Abstract]
Normal applicable rate of tax	0.09%	7.05%	2.50%	11.96%